Disclosures about Fair Value of Assets (Detail Textuals) - Significant Unobservable Inputs (Level 3) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	$ 391,745	$ (156,069)
Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets fair value adjustments	$ (38,967)	$ 0